First Trust Preferred Securities and Income Fund
Portfolio of Investments
July 31, 2022 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES – 13.7%
	Banks – 2.1%
444	Atlantic Union Bankshares Corp., Series A	6.88%	(a)	$11,362
6,290	Citizens Financial Group, Inc., Series D (b)	6.35%	(a)	162,282
7,269	First Republic Bank, Series M	4.00%	(a)	133,459
8,764	Old National Bancorp, Series A	7.00%	(a)	238,819
49,071	PacWest Bancorp, Series A (b)	7.75%	(a)	1,270,939
40,177	Pinnacle Financial Partners, Inc., Series B	6.75%	(a)	1,049,022
62,765	Signature Bank, Series A	5.00%	(a)	1,260,949
4,971	Texas Capital Bancshares, Inc., Series B	5.75%	(a)	118,459
27,348	Valley National Bancorp, Series B (b)	5.50%	(a)	644,045
4,496	Wells Fargo & Co., Series Q (b)	5.85%	(a)	110,017
29,636	WesBanco, Inc., Series A (b)	6.75%	(a)	770,832
				5,770,185
	Capital Markets – 1.4%
25,553	Affiliated Managers Group, Inc.	4.20%	09/30/61	482,952
53,733	Carlyle Finance LLC	4.63%	05/15/61	1,064,988
39,115	KKR Group Finance Co., IX LLC	4.63%	04/01/61	817,895
61,927	Morgan Stanley, Series P	6.50%	(a)	1,613,817
				3,979,652
	Diversified Financial Services – 0.4%
11,369	Apollo Asset Management, Inc., Series B	6.38%	(a)	297,299
38,721	Equitable Holdings, Inc., Series A	5.25%	(a)	920,786
				1,218,085
	Diversified Telecommunication Services – 0.4%
39,135	Qwest Corp.	6.50%	09/01/56	961,938
5,453	Qwest Corp.	6.75%	06/15/57	134,689
				1,096,627
	Electric Utilities – 0.9%
35,878	Brookfield BRP Holdings Canada, Inc.	4.63%	(a)	647,418
28,651	Brookfield Infrastructure Finance ULC	5.00%	05/24/81	597,087
18,460	SCE Trust IV, Series J (b)	5.38%	(a)	375,661
12,068	SCE Trust V, Series K (b)	5.45%	(a)	282,633
27,160	Southern (The) Co., Series 2020A	4.95%	01/30/80	635,001
				2,537,800
	Equity Real Estate Investment Trusts – 0.3%
1,510	DigitalBridge Group, Inc., Series I	7.15%	(a)	36,361
115	DigitalBridge Group, Inc., Series J	7.13%	(a)	2,759
27,478	Global Net Lease, Inc., Series A	7.25%	(a)	708,108
2,712	National Storage Affiliates Trust, Series A	6.00%	(a)	68,342
				815,570
	Food Products – 0.0%
4,067	CHS, Inc., Series 4	7.50%	(a)	109,768
	Gas Utilities – 0.2%
24,497	South Jersey Industries, Inc.	5.63%	09/16/79	478,671
	Independent Power & Renewable Electricity Producers – 0.2%
21,958	Brookfield Renewable Partners L.P., Series 17	5.25%	(a)	460,459
	Insurance – 3.4%
61,062	Aegon Funding Co., LLC	5.10%	12/15/49	1,432,514

First Trust Preferred Securities and Income Fund
Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES (Continued)
	Insurance (Continued)
91	Allstate (The) Corp. (b)	5.10%	01/15/53	$2,257
74,883	American Equity Investment Life Holding Co., Series A (b)	5.95%	(a)	1,822,652
36,659	American Equity Investment Life Holding Co., Series B (b)	6.63%	(a)	941,770
4,822	AmTrust Financial Services, Inc.	7.25%	06/15/55	81,251
5,383	AmTrust Financial Services, Inc.	7.50%	09/15/55	91,646
28,000	Arch Capital Group Ltd., Series G	4.55%	(a)	568,400
5,235	Aspen Insurance Holdings Ltd.	5.63%	(a)	124,017
48,607	Aspen Insurance Holdings Ltd.	5.63%	(a)	1,129,627
1,136	Aspen Insurance Holdings Ltd. (b)	5.95%	(a)	27,491
28,847	Athene Holding Ltd., Series A (b)	6.35%	(a)	773,676
23,160	CNO Financial Group, Inc.	5.13%	11/25/60	472,464
73,827	Delphi Financial Group, Inc., 3 Mo. LIBOR + 3.19% (c)	4.60%	05/15/37	1,587,280
10,700	Phoenix Cos. (The), Inc.	7.45%	01/15/32	195,944
3,676	RenaissanceRe Holdings Ltd., Series G	4.20%	(a)	70,175
				9,321,164
	Mortgage Real Estate Investment Trusts – 0.8%
11,701	AGNC Investment Corp., Series C (b)	7.00%	(a)	283,281
30,561	AGNC Investment Corp., Series F (b)	6.13%	(a)	681,205
47,332	Annaly Capital Management, Inc., Series F (b)	6.95%	(a)	1,144,961
7,000	Annaly Capital Management, Inc., Series I (b)	6.75%	(a)	164,990
				2,274,437
	Multi-Utilities – 0.6%
29,230	Brookfield Infrastructure Partners L.P., Series 13	5.13%	(a)	568,523
25	Brookfield Infrastructure Partners L.P., Series 14	5.00%	(a)	481
5,954	DTE Energy Co.	4.38%	12/01/81	120,747
35,444	Integrys Holding, Inc. (b)	6.00%	08/01/73	822,301
10,872	Sempra Energy	5.75%	07/01/79	274,301
				1,786,353
	Oil, Gas & Consumable Fuels – 1.0%
3,965	Energy Transfer L.P., Series C (b)	7.38%	(a)	90,045
274	Energy Transfer L.P., Series D (b)	7.63%	(a)	6,499
63,647	Energy Transfer L.P., Series E (b)	7.60%	(a)	1,508,434
25,320	NuStar Energy L.P., Series A, 3 Mo. LIBOR + 6.77% (c)	8.77%	(a)	606,414
816	NuStar Energy L.P., Series C (b)	9.00%	(a)	20,343
27,361	NuStar Logistics L.P., 3 Mo. LIBOR + 6.73% (c)	9.25%	01/15/43	683,478
				2,915,213
	Real Estate Management & Development – 1.3%
53,333	Brookfield Property Partners L.P., Series A	5.75%	(a)	1,059,727
10,209	Brookfield Property Partners L.P., Series A-1	6.50%	(a)	229,396
53,680	Brookfield Property Partners L.P., Series A2	6.38%	(a)	1,144,994
57,982	Brookfield Property Preferred L.P.	6.25%	07/26/81	1,201,387
				3,635,504
	Trading Companies & Distributors – 0.3%
25,131	WESCO International, Inc., Series A (b)	10.63%	(a)	707,438
	Wireless Telecommunication Services – 0.4%
11,017	United States Cellular Corp.	6.25%	09/01/69	256,366

First Trust Preferred Securities and Income Fund
Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES (Continued)
	Wireless Telecommunication Services (Continued)
43,583	United States Cellular Corp.	5.50%	06/01/70	$902,822
				1,159,188
	Total $25 Par Preferred Securities			38,266,114
	(Cost $41,295,317)
$100 PAR PREFERRED SECURITIES – 1.9%
	Banks – 1.9%
9,400	AgriBank FCB (b)	6.88%	(a)	963,500
31,500	CoBank ACB, Series F (b)	6.25%	(a)	3,173,625
10,500	Farm Credit Bank of Texas (b) (d)	6.75%	(a)	1,078,875
	Total $100 Par Preferred Securities			5,216,000
	(Cost $5,456,125)
$1,000 PAR PREFERRED SECURITIES – 2.2%
	Banks – 2.0%
1,004	Bank of America Corp., Series L	7.25%	(a)	1,249,026
3,504	Wells Fargo & Co., Series L	7.50%	(a)	4,446,576
				5,695,602
	Diversified Financial Services – 0.2%
500	Compeer Financial ACA (b) (d)	6.75%	(a)	510,000
	Total $1,000 Par Preferred Securities			6,205,602
	(Cost $6,627,956)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES – 77.0%
	Banks – 33.9%
$1,400,000	Australia & New Zealand Banking Group Ltd. (b) (d) (e)	6.75%	(a)	1,429,169
600,000	Australia & New Zealand Banking Group Ltd. (b) (e) (f)	6.75%	(a)	612,501
1,300,000	Banco Bilbao Vizcaya Argentaria S.A., Series 9 (b) (e)	6.50%	(a)	1,249,405
600,000	Banco Mercantil del Norte S.A. (b) (d) (e)	7.50%	(a)	540,105
1,000,000	Banco Mercantil del Norte S.A. (b) (d) (e)	7.63%	(a)	941,490
1,100,000	Banco Mercantil del Norte S.A. (b) (d) (e)	8.38%	(a)	1,049,010
1,600,000	Banco Santander S.A. (b) (e)	4.75%	(a)	1,370,322
2,200,000	Banco Santander S.A. (b) (e) (f)	7.50%	(a)	2,234,287
500,000	Bank of America Corp., Series DD (b)	6.30%	(a)	521,586
1,769,000	Bank of America Corp., Series RR (b)	4.38%	(a)	1,609,790
3,900,000	Bank of America Corp., Series TT (b)	6.13%	(a)	3,929,250
696,000	Bank of America Corp., Series X (b)	6.25%	(a)	701,504
1,700,000	Bank of Nova Scotia (The) (b)	4.90%	(a)	1,659,625
1,100,000	Barclays PLC (b) (e)	4.38%	(a)	896,830
1,700,000	Barclays PLC (b) (e)	6.13%	(a)	1,641,435
7,500,000	Barclays PLC (b) (e)	8.00%	(a)	7,743,750
650,000	BBVA Bancomer S.A. (b) (d) (e)	5.88%	09/13/34	579,036
3,000,000	BNP Paribas S.A. (b) (d) (e)	4.63%	(a)	2,667,309
1,884,000	BNP Paribas S.A. (b) (d) (e)	6.63%	(a)	1,897,389
1,921,000	Citigroup, Inc. (b)	3.88%	(a)	1,760,693
99,000	Citigroup, Inc. (b)	5.90%	(a)	98,368
725,000	Citigroup, Inc. (b)	5.95%	(a)	720,468
1,726,000	Citigroup, Inc., Series D (b)	5.35%	(a)	1,654,802
1,780,000	Citigroup, Inc., Series P (b)	5.95%	(a)	1,735,902
262,000	Citigroup, Inc., Series T (b)	6.25%	(a)	269,226
1,072,000	Citigroup, Inc., Series W (b)	4.00%	(a)	998,770

First Trust Preferred Securities and Income Fund
Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Banks (Continued)
$1,140,000	Citigroup, Inc., Series Y (b)	4.15%	(a)	$1,006,711
250,000	Citizens Financial Group, Inc., Series B (b)	6.00%	(a)	218,898
1,000,000	Citizens Financial Group, Inc., Series G (b)	4.00%	(a)	846,435
2,500,000	CoBank ACB, Series I (b)	6.25%	(a)	2,421,479
600,000	Commerzbank AG (b) (e) (f)	7.00%	(a)	568,746
2,600,000	Credit Agricole S.A. (b) (d) (e)	6.88%	(a)	2,626,730
3,285,000	Credit Agricole S.A. (b) (d) (e)	8.13%	(a)	3,505,358
1,000,000	Danske Bank A.S. (b) (e) (f)	4.38%	(a)	863,998
1,500,000	Danske Bank A.S. (b) (e) (f)	6.13%	(a)	1,456,000
1,050,000	Danske Bank A.S. (b) (e) (f)	7.00%	(a)	1,017,660
600,000	Farm Credit Bank of Texas, Series 3 (b) (d)	6.20%	(a)	562,347
1,100,000	Farm Credit Bank of Texas, Series 4 (b) (d)	5.70%	(a)	1,049,978
540,000	HSBC Holdings PLC (b) (e)	6.38%	(a)	545,776
970,000	Huntington Bancshares, Inc., Series G (b)	4.45%	(a)	906,475
1,930,000	ING Groep N.V. (b) (e)	5.75%	(a)	1,845,679
1,200,000	ING Groep N.V. (b) (e)	6.50%	(a)	1,183,524
1,954,000	Intesa Sanpaolo S.p.A. (b) (d) (e)	7.70%	(a)	1,831,875
594,000	JPMorgan Chase & Co., Series R (b)	6.00%	(a)	578,700
1,600,000	Lloyds Banking Group PLC (b) (e)	6.75%	(a)	1,573,535
2,668,406	Lloyds Banking Group PLC (b) (e)	7.50%	(a)	2,699,275
731,000	Lloyds Banking Group PLC (b) (e)	7.50%	(a)	741,965
684,997	M&T Bank Corp. (b)	3.50%	(a)	560,479
500,000	NatWest Group PLC (b) (e)	6.00%	(a)	489,065
1,600,000	NatWest Group PLC (b) (e)	8.00%	(a)	1,654,280
2,800,000	Nordea Bank Abp (b) (d) (e)	6.63%	(a)	2,807,582
250,000	PNC Financial Services Group (The), Inc., Series U (b)	6.00%	(a)	251,943
200,000	Skandinaviska Enskilda Banken AB (b) (e) (f)	5.13%	(a)	192,685
3,500,000	Societe Generale S.A. (b) (d) (e)	5.38%	(a)	2,945,648
1,490,000	Societe Generale S.A. (b) (d) (e)	7.88%	(a)	1,512,565
200,000	Societe Generale S.A. (b) (d) (e)	8.00%	(a)	205,631
2,800,000	Standard Chartered PLC (b) (d) (e)	4.30%	(a)	2,154,446
1,500,000	Standard Chartered PLC (b) (d) (e)	6.00%	(a)	1,491,943
1,877,003	SVB Financial Group, Series C (b)	4.00%	(a)	1,524,279
2,128,000	SVB Financial Group, Series D (b)	4.25%	(a)	1,699,803
1,000,000	Swedbank AB, Series NC5 (b) (e) (f)	5.63%	(a)	996,250
500,000	Truist Financial Corp., Series L, 3 Mo. LIBOR + 3.10% (c)	4.93%	(a)	463,875
3,100,000	UniCredit S.p.A. (b) (e) (f)	8.00%	(a)	3,013,975
750,000	UniCredit S.p.A. (b) (d)	5.46%	06/30/35	616,360
3,312,000	Wells Fargo & Co., Series BB (b)	3.90%	(a)	3,069,810
				94,213,785
	Capital Markets – 9.3%
1,568,000	Apollo Management Holdings L.P. (b) (d)	4.95%	01/14/50	1,357,344
1,075,000	Bank of New York Mellon (The) Corp., Series I (b)	3.75%	(a)	939,228
400,000	Charles Schwab (The) Corp. (b)	5.00%	(a)	388,000
2,114,000	Charles Schwab (The) Corp., Series I (b)	4.00%	(a)	1,925,051
3,455,000	Credit Suisse Group AG (b) (d) (e)	5.25%	(a)	2,859,012
200,000	Credit Suisse Group AG (b) (d) (e)	6.25%	(a)	191,952
1,875,000	Credit Suisse Group AG (b) (d) (e)	6.38%	(a)	1,589,063
250,000	Credit Suisse Group AG (b) (d) (e)	7.50%	(a)	246,319
4,100,000	Credit Suisse Group AG (b) (d) (e)	7.50%	(a)	3,820,380
1,000,000	Credit Suisse Group AG (b) (d) (e)	9.75%	(a)	1,064,500
800,000	Deutsche Bank AG (b) (e)	7.50%	(a)	774,000
2,100,000	Deutsche Bank AG, Series 2020 (b) (e)	6.00%	(a)	1,827,000
1,428,000	EFG International AG (b) (e) (f)	5.50%	(a)	1,209,887

First Trust Preferred Securities and Income Fund
Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Capital Markets (Continued)
$200,000	Goldman Sachs Group (The), Inc., Series R (b)	4.95%	(a)	$191,700
685,000	Goldman Sachs Group (The), Inc., Series T (b)	3.80%	(a)	593,362
1,718,000	Goldman Sachs Group (The), Inc., Series U (b)	3.65%	(a)	1,455,645
525,000	Morgan Stanley, Series M (b)	5.88%	(a)	531,253
1,500,000	UBS Group AG (b) (d) (e)	4.88%	(a)	1,340,449
2,400,000	UBS Group AG (b) (e) (f)	6.88%	(a)	2,458,853
960,000	UBS Group AG (b) (d) (e)	7.00%	(a)	979,805
				25,742,803
	Consumer Finance – 1.6%
1,500,000	Ally Financial, Inc., Series B (b)	4.70%	(a)	1,268,738
1,963,000	American Express Co. (b)	3.55%	(a)	1,708,632
1,652,000	Capital One Financial Corp., Series M (b)	3.95%	(a)	1,441,347
				4,418,717
	Diversified Financial Services – 3.0%
2,500,000	American AgCredit Corp. (b) (d)	5.25%	(a)	2,296,875
1,500,000	Ares Finance Co. III LLC (b) (d)	4.13%	06/30/51	1,275,699
1,500,000	Capital Farm Credit ACA, Series 1 (b) (d)	5.00%	(a)	1,341,750
600,000	Compeer Financial ACA (b) (d)	4.88%	(a)	531,750
2,265,000	Voya Financial, Inc. (b)	5.65%	05/15/53	2,165,997
843,000	Voya Financial, Inc., Series A (b)	6.13%	(a)	809,789
				8,421,860
	Electric Utilities – 3.3%
893,000	Duke Energy Corp. (b)	4.88%	(a)	845,828
761,000	Edison International, Series B (b)	5.00%	(a)	642,016
3,756,000	Emera, Inc., Series 16-A (b)	6.75%	06/15/76	3,746,787
630,000	Southern (The) Co., Series 21-A (b)	3.75%	09/15/51	556,851
2,000,000	Southern (The) Co., Series B (b)	4.00%	01/15/51	1,867,683
1,802,000	Southern California Edison Co., Series E, 3 Mo. LIBOR + 4.20% (c)	5.49%	(a)	1,653,649
				9,312,814
	Energy Equipment & Services – 0.9%
1,500,000	Transcanada Trust (b)	5.50%	09/15/79	1,384,542
1,200,000	Transcanada Trust (b)	5.60%	03/07/82	1,120,235
				2,504,777
	Food Products – 3.2%
300,000	Dairy Farmers of America, Inc. (g)	7.13%	(a)	279,375
3,000,000	Land O’Lakes Capital Trust I (g)	7.45%	03/15/28	3,058,672
1,400,000	Land O’Lakes, Inc. (d)	7.00%	(a)	1,344,742
1,200,000	Land O’Lakes, Inc. (d)	7.25%	(a)	1,174,974
3,000,000	Land O’Lakes, Inc. (d)	8.00%	(a)	3,044,505
				8,902,268
	Insurance – 8.5%
400,000	Allianz SE (b) (d)	3.50%	(a)	352,665
1,822,000	Assurant, Inc. (b)	7.00%	03/27/48	1,832,499
850,000	Assured Guaranty Municipal Holdings, Inc. (b) (d)	6.40%	12/15/66	820,046
2,100,000	AXIS Specialty Finance LLC (b)	4.90%	01/15/40	1,829,856
1,276,000	Enstar Finance LLC (b)	5.75%	09/01/40	1,194,469
2,585,000	Enstar Finance LLC (b)	5.50%	01/15/42	2,213,173
1,000,000	Fortegra Financial Corp. (b) (g)	8.50%	10/15/57	1,080,152

First Trust Preferred Securities and Income Fund
Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Insurance (Continued)
$3,527,000	Global Atlantic Fin Co. (b) (d)	4.70%	10/15/51	$2,926,492
820,000	Hartford Financial Services Group (The), Inc., 3 Mo. LIBOR + 2.13% (c) (d)	3.54%	02/12/47	667,287
1,174,000	Kuvare US Holdings, Inc. (b) (d)	7.00%	02/17/51	1,195,818
300,000	La Mondiale SAM (b) (f)	5.88%	01/26/47	295,719
1,920,000	Lancashire Holdings Ltd. (b) (f)	5.63%	09/18/41	1,624,320
1,000,000	Liberty Mutual Group, Inc. (b) (d)	4.13%	12/15/51	832,969
1,320,000	Markel Corp. (b)	6.00%	(a)	1,341,435
1,400,000	Principal Financial Group, Inc., 3 Mo. LIBOR + 3.04% (c)	4.46%	05/15/55	1,279,826
2,000,000	QBE Insurance Group Ltd. (b) (d)	5.88%	(a)	1,952,000
1,450,000	QBE Insurance Group Ltd. (b) (f)	6.75%	12/02/44	1,467,986
301,000	QBE Insurance Group Ltd. (b) (f)	5.88%	06/17/46	293,904
646,000	Reinsurance Group of America, Inc., 3 Mo. LIBOR + 2.67% (c)	4.49%	12/15/65	508,738
				23,709,354
	Multi-Utilities – 2.7%
2,526,000	Algonquin Power & Utilities Corp. (b)	4.75%	01/18/82	2,233,742
2,043,000	CenterPoint Energy, Inc., Series A (b)	6.13%	(a)	1,845,037
735,000	NiSource, Inc. (b)	5.65%	(a)	669,996
682,000	Sempra Energy (b)	4.88%	(a)	661,051
2,620,000	Sempra Energy (b)	4.13%	04/01/52	2,238,896
				7,648,722
	Oil, Gas & Consumable Fuels – 7.3%
1,308,000	Buckeye Partners L.P. (b)	6.38%	01/22/78	1,083,947
2,693,000	DCP Midstream L.P., Series A (b)	7.38%	(a)	2,445,813
2,017,000	DCP Midstream Operating L.P. (b) (d)	5.85%	05/21/43	1,754,682
2,132,000	Enbridge, Inc. (b)	6.25%	03/01/78	2,027,100
4,638,000	Enbridge, Inc., Series 16-A (b)	6.00%	01/15/77	4,395,684
2,276,000	Enbridge, Inc., Series 20-A (b)	5.75%	07/15/80	2,149,454
1,786,000	Energy Transfer L.P., 3 Mo. LIBOR + 3.02% (c)	4.30%	11/01/66	1,228,067
657,000	Energy Transfer L.P., Series A (b)	6.25%	(a)	506,579
903,000	Energy Transfer L.P., Series F (b)	6.75%	(a)	788,217
1,075,000	Energy Transfer L.P., Series G (b)	7.13%	(a)	970,188
337,000	Energy Transfer L.P., Series H (b)	6.50%	(a)	306,670
2,204,000	Enterprise Products Operating LLC, 3 Mo. LIBOR + 2.78% (c)	4.36%	06/01/67	1,678,886
1,196,000	Enterprise Products Operating LLC, Series D (b)	4.88%	08/16/77	990,032
				20,325,319
	Trading Companies & Distributors – 2.7%
6,410,000	AerCap Holdings N.V. (b)	5.88%	10/10/79	5,698,233
700,000	Air Lease Corp., Series B (b)	4.65%	(a)	614,356
1,330,000	Aircastle Ltd. (b) (d)	5.25%	(a)	1,066,974
				7,379,563
	Transportation Infrastructure – 0.6%
1,860,000	AerCap Global Aviation Trust (b) (d)	6.50%	06/15/45	1,771,994
	Total Capital Preferred Securities			214,351,976
	(Cost $231,656,091)

First Trust Preferred Securities and Income Fund
Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES – 1.4%
	Insurance – 1.4%
$3,925,666	Highlands Holdings Bond Issuer Ltd./Highlands Holdings Bond Co-Issuer, Inc. (d) (h)	7.63%	10/15/25	$3,775,941
	(Cost $4,114,250)

Total Investments – 96.2%	267,815,633
(Cost $289,149,739)
Net Other Assets and Liabilities – 3.8%	10,469,094
Net Assets – 100.0%	$278,284,727

(a)	Perpetual maturity.
(b)	Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at July 31, 2022. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.
(c)	Floating or variable rate security.
(d)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the First Trust Series Fund’s (the “Trust”) Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At July 31, 2022, securities noted as such amounted to $73,578,833 or 26.4% of net assets.
(e)	This security is a contingent convertible capital security which may be subject to conversion into common stock of the issuer under certain circumstances. At July 31, 2022, securities noted as such amounted to $81,137,449 or 29.2% of net assets. Of these securities, 3.8% originated in emerging markets, and 96.2% originated in foreign markets.
(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(g)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. See Restricted Securities table.
(h)	These notes are Senior Payment-in-kind (“PIK”) Toggle Notes whereby the issuer may, at its option, elect to pay interest on the notes (1) entirely in cash or (2) entirely in PIK interest. Interest paid in cash will accrue on the notes at a rate of 7.63% per annum (“Cash Interest Rate”) and PIK interest will accrue on the notes at a rate per annum equal to the Cash Interest Rate plus 75 basis points. For the fiscal year-to-date period (November 1, 2021 through July 31, 2022) this security paid all of its interest in cash.

LIBOR	London Interbank Offered Rate

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

First Trust Preferred Securities and Income Fund
Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)
A summary of the inputs used to value the Fund’s investments as of July 31, 2022 is as follows:
	Total Value at 7/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
$25 Par Preferred Securities:
Capital Markets	$ 3,979,652	$ 2,365,835	$ 1,613,817	$ —
Insurance	9,321,164	7,365,043	1,956,121	—
Multi-Utilities	1,786,353	964,052	822,301	—
Other industry categories*	23,178,945	23,178,945	—	—
$100 Par Preferred Securities*	5,216,000	—	5,216,000	—
$1,000 Par Preferred Securities:
Banks	5,695,602	5,695,602	—	—
Diversified Financial Services	510,000	—	510,000	—
Capital Preferred Securities*	214,351,976	—	214,351,976	—
Foreign Corporate Bonds and Notes*	3,775,941	—	3,775,941	—
Total Investments	$ 267,815,633	$ 39,569,477	$ 228,246,156	$—

*	See Portfolio of Investments for industry breakout.

Restricted Securities
As of July 31, 2022, the Fund held restricted securities as shown in the following table that the Advisor has deemed illiquid.
Security	Acquisition Date	Principal Value	Current Price	Carrying Cost	Value	% of Net Assets
Dairy Farmers of America, Inc., 7.13%	10/04/16	$300,000	$93.13	$310,125	$279,375	0.10%
Fortegra Financial Corp., 8.50%, 10/15/57	10/12/17	1,000,000	108.02	1,000,000	1,080,152	0.39
Land O’Lakes Capital Trust I, 7.45%, 03/15/28	06/06/14-03/20/15	3,000,000	101.96	3,049,337	3,058,672	1.10
				$4,359,462	$4,418,199	1.59%